Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired - Expected Amortization of VOBA (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Expected Amortization of VOBA
2017	$ 139
2018	128
2019	114
2020	105
2021	$ 96